Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents (note 4)		$ 31,975	$ 49,125
Restricted cash (note 4)		305	667
Other receivables		277	315
Prepaid expenses and other (note 9, 13)		28,959	908
Total current assets		61,516	51,015
Property and equipment (note 6)		5,036	6,424
Right-of-use assets (note 8)		2,706	2,918
Other assets		37	37
Total assets		69,295	60,394
Current liabilities:
Accounts payable and accrued liabilities (note 7)		4,907	5,133
Lease liabilities (note 8)		390	454
SIF contribution liability (note 10)		87,417	28,369
PIPE subscription obligation (note 13)		21,976
Warrant liability			1,067
Total current liabilities		170,843	78,296
Lease liabilities (note 8)		3,875	4,233
Share-based compensation (note 16)		22,477	15,545
SAFE Warrants (note 12)		15,467	13,171
Total liabilities		212,662	111,245
Redeemable convertible preferred shares:
Redeemable shares	[1]		122,953
Shareholders' deficiency:
Common shares, unlimited voting and non-voting shares authorized without par value, 13,324,608 shares issued and outstanding (2025 - 13,290,803) (note 15)		146,609	146,525	[1]
Additional paid-in capital		18,586	18,327
Accumulated other comprehensive loss		(3,365)	(6,704)
Accumulated deficit		(454,456)	(331,952)
Total shareholders' deficiency		(292,626)	(173,804)
Total liabilities, redeemable convertible preferred shares and shareholders' deficiency		69,295	60,394
Nonredeemable Preferred Stock
Redeemable convertible preferred shares:
Redeemable shares		122,953	122,953
Class B common shares
Redeemable convertible preferred shares:
Redeemable shares		26,306
Related party
Current liabilities:
SAFE liabilities (note 11)		4,436	3,503
Non-related party
Current liabilities:
SAFE liabilities (note 11)		$ 51,717	$ 40,837

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.